Note 15 - Financial Risk Management - Balances Held in US Dollars (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Cash	$ 85,940,728		$ 102,208,807		$ 22,638,300
Accounts receivable	33,791,853		30,972,608
Term loan	$ 4,222,346		$ 6,799,041
Currency risk [member]
Statement Line Items [Line Items]
Cash		$ 82,257,335		$ 99,118,059
Accounts receivable		24,157,194		22,017,575
Accounts payable		13,050,270		15,530,451
Term loan		$ 3,790,572		$ 5,916,956